Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net unrealized gains (losses) on investment in securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	¥ 33,944	¥ 21,373
Reclassification adjustment included in net income, tax	1,767	1,380
Net unrealized gains (losses) on investments	(186)	(39)
Net unrealized gains (losses) on investments, net of tax	28	15
Impact of changes in policy liability discount rate
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(108,460)	92
Debt valuation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(78)	28
Reclassification adjustment included in net income, tax	1	1
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(2,580)	178
Reclassification adjustment included in net income, tax	69	70
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	14,315	(2,971)
Reclassification adjustment included in net income, tax	3,134	(2,332)
Net unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(13)	2,552
Reclassification adjustment included in net income, tax	¥ 1,417	¥ (1,397)